Schedule of Stock Options Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility, minimum	55.00%
Expected volatility, maximum	70.00%
Expected Volatility		55.00%
Expected term (in years)		6 years
Risk-free interest rate, minimum	1.34%
Risk-free interest rate, maximum	4.10%
Risk-free interest rate		1.34%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years 2 months 26 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years